Convertible Note Payable (Tables)	9 Months Ended
Sep. 30, 2013
Convertible Note Payable Tables
Convertible note payable

Convertible note payable consists of the following at September 30, 2013 and December 31, 2012, respectively:

	September 30,	December 31,
	2013	2012

On August 13, 2013, the Company received an unsecured loan in the amount of $26,500, bearing interest at 8%, maturing on May 13, 2014. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the two (2) lowest closing bid prices of the Common Stock during the ten (10) trading day period ending one trading day prior to the date the Conversion Notice is delivered, or $0.01 per share, whichever is greater.	$26,500	$-

Total convertible note payable	26,500	-
Less: unamortized discount on beneficial conversion feature	(19,151)	-
Convertible note payable	7,349	-
Less: current portion	7,349	-
Convertible note payable, less current portion	$-	$-